Measurement of credit losses on financial instruments (Tables)	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Summary of the impact of adopting ASC 326
The following table illustrates the impact of adopting ASC 326 as of January 1, 2020:

	As of January 1, 2020
	As reported under previous GAAP	Impact of ASC 326 adoption	As reported under ASC 326
Allowance for credit expected losses:	3,205	1,076	4,281

Summary of the Activity on the Expected Credit Loss Allowance for Trade Receivables
The following table shows the activity on the expected credit loss allowance for trade receivables during the years ended December 31, 2020 and 2019:

	As of December 31, 2020	As of December 31, 2019
Balance, beginning of year	$3,205	$2,065
Impact of adoption of ASC 326	1,076	—
Provisions	12,270	4,294
Recoveries and write-off	(7,369)	(3,050)
Foreign currency translation adjustment	1,613	(104)

Balance, end of year	$10,795	$3,205